Variable Interest Entities - Summary of VIE Not Consolidated By FHN (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 27,535,532	[1]	$ 27,658,929	[1]	$ 19,589,520
Term borrowings	1,170,963		1,218,097
Trading securities	1,448,168		1,416,345
Securities available-for-sale (Note 3)	4,626,470		5,170,255
Securities available-for-sale (a)			5,170,255
Low income housing partnerships
Variable Interest Entity [Line Items]
Maximum Loss Exposure	156,056		94,798
Liability Recognized	80,427		33,348
Maximum loss exposure, contractual funding commitments	80,400		33,300
Low income housing partnerships | Other Assets
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	75,600		61,500
Other tax credit investments
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,619		20,394
Liability Recognized	0		0
Other tax credit investments | Other Assets
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	2,700		18,000
Small issuer trust preferred holdings
Variable Interest Entity [Line Items]
Maximum Loss Exposure	270,585		332,455
Liability Recognized	0		0
On-balance sheet trust preferred securitization
Variable Interest Entity [Line Items]
Maximum Loss Exposure	37,532		48,817
Liability Recognized	76,642		65,357
Loans, net of unearned income	112,500		112,500
Term borrowings	76,600		65,400
Trading securities	1,700		1,700
Proprietary residential mortgage securitizations
Variable Interest Entity [Line Items]
Maximum Loss Exposure	1,524		2,151
Liability Recognized	0		0
Holdings of agency mortgage-backed securities
Variable Interest Entity [Line Items]
Maximum Loss Exposure	4,842,630		5,349,287
Liability Recognized	0		0
Trading securities	500,000		500,000
Securities available-for-sale (Note 3)	4,400,000
Securities available-for-sale (a)			4,800,000
Commercial loan troubled debt restructurings
Variable Interest Entity [Line Items]
Maximum Loss Exposure	40,590		19,411
Liability Recognized	0		0
Maximum loss exposure, contractual funding commitments	2,300		300
Loans, net of unearned income	38,200		19,100
Sale-leaseback transaction
Variable Interest Entity [Line Items]
Maximum Loss Exposure	16,327		14,827
Liability Recognized	0		0
Proprietary trust preferred issuances
Variable Interest Entity [Line Items]
Maximum Loss Exposure	0		0
Liability Recognized	$ 167,014		$ 212,378

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.